Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Equinox EquityHedge U.S. Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox EquityHedge U.S. Strategy Fund (the “Fund”) seeks to achieve capital appreciation with moderate correlation to and with less volatility than the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 18 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. During the most recent fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 0% of the average value of the portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets between two broad strategies: (1) the Equity Strategy and (2) the Hedge Strategy.

The Equity Strategy. The Fund pursues its equity strategy by investing in a combination of (i) derivatives instruments such as futures, options or total return swaps that provide exposure to broad-based equity indices comprised of equity or equity related securities that are traded in U.S. markets or the issuers of which are domiciled in the United States (each, an “Equity Index”), and/or (ii) exchange traded funds (“ETFs”) or other investment companies that seek to track the composition and/or performance of selected Equity Indexes. The Fund may hold a portion of its assets in cash or cash equivalents, money market funds and short-term fixed-income securities.

The Hedging Strategy. The Fund also uses an overlay strategy to hedge the Fund’s overall exposure to the equity markets. The Adviser currently implements its hedging strategy by entering into one or more total return swap agreements that provide exposure to the Quest Dynamic Financial Hedge Program (the “Quest Hedging Program”), which is a proprietary systematic futures trading strategy of Quest Partners LLP (“Quest”), a commodity trading advisor registered with the Commodity Futures Trading Commission, designed to provide a hedge for investment portfolios that are comprised primarily of long positions in equity securities. The Quest Hedging Program, based on Quest’s proprietary models, hedges long equity market exposure in each of three ways:

• Equity Index Timing – This component of the program seeks to provide dynamic hedge protection in respect of equity markets by taking short equity index futures positions to protect during the occurrence or development of well- defined and identifiable downward trends. Positions can be increased/decreased when Quest’s models indicate downward trends/upward trends in the equity markets. This component is generally expected to be most effective during well-defined trending periods in equity markets, but less so during choppy markets that are marked by frequent trend reversals.

• Trend Following – The Trend Following component is comprised of long or short positions in futures contracts that provide exposure to the equity, fixed income, and currency asset classes. The size and direction of positions in the Trend Following Component is determined in accordance with “trend following” strategies that attempt to identify directional indicators or “trade signals” (such as current market prices and moving average prices) of one or more global market segments (either up or down). Buy and sell decisions within this component are based on an assessment of these trade signals. This component is expected to be most effective when equity markets are falling or market volatility is expanding.

• Beta Range Stabilization – The Beta Range Stabilization component aims to supplement the first two components by seeking to maintain the “beta” (or ß) of the Quest Hedging Program within a reasonable band of the equity markets as measured by a broad equity index (typically the S&P 500). The Quest Hedging Program generally achieves this by buying or selling equity index futures. Beta is a measure of the systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta expresses how a security or portfolio has performed and is expected to perform in changing markets as follows: A 1% change in the index is expected to result, on average, in a ß% change in the value of the security or portfolio. Thus, a ß of +1.0 indicates that the portfolio is expected to increase in value by 1%, on average, when the index goes up by 1%; by extension, a ß greater than +1.0 indicates that the portfolio is expected to have, on average, greater than a 1% increase in value for a 1% change in the index. A ß between 0 and +1.0 indicates that the portfolio is expected, on average, to increase by less than 1% when the index has a 1% move. This component of the Quest Hedging Program attempts to provide more stable and less volatile returns by maintaining a beta range between -0.50 and 0.10. This component is utilized when market data indicates that the equity markets are highly volatile and choppy.

The Fund may also access the Quest Hedging Program through a “Trading Company” managed by Quest. A Trading Company is a pooled investment vehicle typically organized as a limited liability company and operated as a commodity pool. Although it does not currently intend to do so, the Adviser may implement its hedging strategy by allocating the Fund’s assets directly to sub-advisers or investing in Trading Companies or other investment companies that employ specific hedging strategies other than the Quest Hedging Program, in addition to or in place of the Quest Hedging Program.

Under normal market conditions, the Fund may hold a significant portion of its net assets in cash or cash equivalents, money market funds and short-term fixed-income securities. These cash equivalents and short-term investments may serve as margin and collateral for the derivatives positions of the Fund. The Fund will generally invest in investment grade fixed income securities rated in the four highest categories by Standard & Poor’s (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”). In addition to the Fund’s Hedging Strategy, dependent on the market or other conditions and as determined by the Adviser, the Fund may invest part or all of its assets in cash, cash equivalents, money market funds and short-term fixed-income securities. During such periods, the Fund may not be able to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund may hold a significant portion of its net assets in cash or cash equivalents, money market funds and short-term fixed-income securities. These cash equivalents and short-term investments may serve as margin and collateral for the derivatives positions of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Many factors affect the Fund’s net asset value and performance.

• Equity Strategy Risk. Because the Fund will normally invest a substantial portion of its assets in equity securities and equity-related instruments designed to track the performance of one or more Equity Indexes, the value of the Fund’s portfolio will be affected by changes in the equity markets. At times, the equity markets can be volatile, and prices of equity securities can change drastically. Market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all equity prices change uniformly or at the same time, and not all equity markets move in the same direction at the same time. In addition, other factors can adversely affect the price of a particular equity security (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors or their affects can be predicted.

• Hedging Strategy Risk. The profitability of the Fund’s investment (typically through a swap agreement) in the Quest Hedging Program depends primarily on the ability of Quest to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, trade, fiscal, monetary and exchange control programs and policies;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

•currency devaluations and revaluations;

•U.S. and international political and economic events; and

•changes in philosophies and emotions of various market participants.

The Quest Hedging Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, and transaction fees, associated with the Quest Hedging Program through reduced returns.

The successful use of futures contracts draws upon Quest’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in the price of those contracts and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Quest’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and

• the possibility that the counterparty will default in the performance of its obligations.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, and potentially greater losses. There is no assurance that the Fund’s investment in Quest Hedging Program with leveraged exposure to certain investments and markets will act as a successful hedging strategy or enable the Fund to achieve its investment objective.

• Swap Agreements and Derivatives Risk. The use of swap agreements and other derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities, commodities or currencies underlying those derivatives. Derivatives have economic leverage inherent in their terms that will magnify losses. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based. Purchased options may expire worthless. Derivative counterparties may default. There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Counterparty Risk. The swap agreements and other derivative contracts entered into by the Fund may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends, in part, on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

• Credit Risk. If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease significantly. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s Hedge Strategy is expected to include positions in futures contracts that provide exposure to the currency asset class. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

With the increased use of technologies such as the Internet to conduct business, the Trust is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Trust’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Trust accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Trust invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Trust’s ability to calculate its NAV, impediments to trading, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to pre- vent any cyber incidents in the future. While the Trust has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Trust cannot control the cyber security plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

• Equity Securities Risk. The Fund’s Equity Strategy will seek to generate returns based upon the performance of one or more Equity Index comprised of equity securities such as common and preferred stocks. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

• Fixed-Income Securities Risk. The Fund may invest a substantial portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and net asset value. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

• Foreign Market Risk. The Quest Hedging Program may invest in futures and futures-related instruments that trade on foreign markets. There is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a futures transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange and currency risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

• Indirect Fees and Expenses. The cost of investing in the Fund may be higher than the cost of other mutual funds that invest directly in futures, forwards or other derivative instruments. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by any hedging program in which the Fund invests (such as the Quest Hedging Program), including brokerage commissions and operating expenses. Further, any investment in a hedging program to be subject to management fees and, potentially, performance-based fees, which are typically based on the leveraged account size or the “notional exposure” of the Fund to the hedging program and not the actual cash invested.

• Leverage/Volatility Risk. The use of leverage by the Fund (or hedging program in which the Fund may invest such as the Quest Hedging Program) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in certain swap agreements and other derivative instruments. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• OTC Trading Risk. Certain of the derivative instruments, including swap agreements, in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Short Position Risk. The Fund either directly, or through the trading strategies employed by a hedging program such as the Quest Hedging Program will take short positions on certain derivative instruments and may sell certain securities short. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The Fund will earmark assets as cover or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table illustrate the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class I shares for the calendar year ended December 31, 2015 and by showing how the Fund’s average total annual returns for the one year and since inception periods ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance. The bar chart does not reflect the impact of sales charges or servicing fees applicable to other share classes; if it did, performance would be lower. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class I shares for the calendar year ended December 31, 2015 and by showing how the Fund’s average total annual returns for the one year and since inception periods ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-643-3431
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.EquinoxFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Return as of December 31,
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges or servicing fees applicable to other share classes; if it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 6.52% (for the quarter ended December 31, 2014). The worst performance was (4.04)% (for the quarter ended September 30, 2015). The year-to-date return for the Class I shares as of September 30, 2016 was 12.11%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ending December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns shown are for Class I shares only, after tax returns for Class A and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns shown are for Class I shares only, after tax returns for Class A and Class C shares will vary.

Equinox EquityHedge U.S. Strategy Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Equinox EquityHedge U.S. Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Redemption Fee	rr_RedemptionFee	$ (15)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.82%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.77%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.57%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,849
Annual Return 2014	rr_AnnualReturn2014	5.84%
Annual Return 2015	rr_AnnualReturn2015	(1.69%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2013
Equinox EquityHedge U.S. Strategy Fund | Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Equinox EquityHedge U.S. Strategy Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Equinox EquityHedge U.S. Strategy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Redemption Fee	rr_RedemptionFee	$ (15)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.82%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.77%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.57%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 224
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,686
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[4]
Equinox EquityHedge U.S. Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Redemption Fee	rr_RedemptionFee	$ (15)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.88%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.08%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.63%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,519
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,338
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,453
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[4]
Equinox IPM Systematic Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox IPM Systematic Macro Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. During the most recent fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 0% of the average value of the portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds, and (ii) directly, or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non-U.S.) markets across three major asset classes: currencies, fixed income and stock indices. The Subsidiary’s investment in futures contracts and futures-related instruments is directed by IPM Informed Portfolio Management AB (“IPM”) in accordance with its Systematic Macro Trading Program (the “IPM Program”). The Subsidiary is formed as a limited liability company under the laws of the State of Delaware. The Fund or its Subsidiary may also invest in derivative instruments such as swap agreements that provide exposure to the IPM Program. The Adviser intends to target a reduced level of volatility for the Fund relative to the IPM Program. The Adviser will adjust the Fund’s exposure to the IPM Program by managing its investment in the Subsidiary and through certain derivative instruments at a level designed to provide the Fund with investment exposure to the IPM Program that is approximately 2/3 of the level of risk of the IPM Program, unless otherwise mutually agreed to in writing by the parties.

The IPM Program takes a systematic, global macro approach to investment. Systematic trading strategies such as the IPM Program generally employ computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered. The IPM Program seeks to utilize models of short-term and long-term factors that affect investment returns. The models are based on market fundamentals. These quantitative models attempt to rank the relative attractiveness of global financial instruments in currency (developed as well as emerging markets), equity, and fixed-income markets. The outputs from the models are used to establish trading positions (long or short) in these markets, using primarily futures contracts and futures-related instruments. IPM’s investment process is guided by the work of its research team, which regularly reviews and develops trading systems and financial models using a wide array of analytical techniques.

The IPM Program seeks to invest in a diversified portfolio of futures contracts and futures-related instruments that combines a large number of uncorrelated investment ideas derived from four broad fundamental themes: value, risk premia, macroeconomic, and market dynamic. Consequently, the overall returns offered by the IPM Program are not expected to correlate to the returns of other asset classes including but not limited to equity securities, fixed-income securities, commodities and real estate.

“Value” themes seek to identify and take positions on the basis of discrepancies identified between prevailing market prices of assets and their long-term intrinsic values. An asset’s intrinsic value refers to the perception of the asset’s true value based upon fundamental analysis of basic, underlying factors that will affect the supply and demand of the asset.

“Risk premia” themes seek to exploit the time-varying nature of investment opportunities and returns that may be attributable at least in part to the preferences and actions of market participants, i.e. the relative attractiveness of taking a long position in risky assets such as stocks and bonds over different time horizons.

“Macroeconomic” themes seek to identify shifts in global economic activity and to establish positions that may profit from expected market responses and adjustments. Macroeconomic analysis generally analyzes economic, political or financial trends to seek returns from investments across a particular, or a number of, geographic regions.

“Market dynamic” themes recognize that each market has its own set of specific characteristics (such as investment flows, interest rate volatility, and other attributes) that may offer trading opportunities.

• Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will either (i) invest in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps to gain exposure to a wide variety of global markets for currencies, interest rates and stock market indices and to hedge price risk, (ii) enter into swap agreements that provide exposure to the IPM Program, or (iii) invest in some combination of (i) and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the market price of a security, the value of a currency or the level of a financial rate, bench- mark or index in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. To the extent the Fund employs derivatives to gain exposure to the IPM Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the IPM Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management fees payable to IPM. To the extent the reference asset of Swap is a pooled vehicle, the operating expenses of the reference asset are imbedded in the returns of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees of IPM paid by the reference asset range from 1.00% to 2.00% of notional assets. Because the Swap is designed to replicate the returns of the IPM Program, the performance of the Fund will primarily depend on the ability of the IPM Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and rules under it, in money market funds.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

The Fund may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in futures contracts and futures-related instruments, but it may also invest in U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s futures positions. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole member of the Subsidiary and does not expect interests in Subsidiary to be offered or sold to other investors.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Fund may also include the Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities, futures contracts and futures-related instruments as well as indirectly through its investment in the Subsidiary.

• IPM Program Risk. The profitability of any Fund investment in the IPM Program depends primarily on the ability of IPM to anticipate price movements in the relevant markets and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, trade, fiscal, monetary and exchange control programs and policies;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The IPM Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees and transaction fees, associated with the IPM Program through reduced returns. To the extent exposure to the IPM Program is accessed through a Swap and the reference asset of such Swap is a pooled vehicle, the operating expenses of the reference asset are imbedded in the returns of the Swap and rep- resent an indirect cost of investing in the Fund. Generally, the management fees of IPM paid by the reference asset range from 1.00% to 2.00% of notional assets.

The successful use of futures contracts and futures-related instruments draws upon IPM’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and futures-related instruments have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the futures contracts and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• IPM’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or its Subsidiary have insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and other derivative instruments such as swap agreements will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the IPM Program (and indirectly the Fund through its investment exposure to the IPM Program) will have the potential for greater losses, as well as the potential for greater gains, than if the IPM Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the IPM Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s net asset value (“NAV”) may be volatile because of its investment exposure to the IPM Program.

The trading decisions of the IPM Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at IPM have developed over time. The successful operation of the automated computer algorithms on which the IPM Program’s trading decisions are based is reliant upon IPM’s in- formation technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without IPM recognizing that fact before substantial losses are incurred. There can be no assurance that IPM will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying assets, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund or its invest in are futures contracts, forward contracts and swap agreements. Such instruments can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying reference assets of such instruments, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying reference asset, there are additional risks associated with such instruments that are possibly greater than the risks associated with investing directly in the reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in derivatives instruments could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price.

The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. Some of the derivative contracts entered into by the Fund or the Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or its Subsidiary deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar (or another reference currency), or, in the case of short positions, that the U.S. Dollar (or other reference currency) will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the IPM Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a futures transaction and not of the ex- change or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

• Leverage/Volatility Risk. The use of leverage by the Fund will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, futures contracts and other derivative instruments are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the IPM Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results. In addition, because the Adviser seeks to invest fund assets in a manner designed to expose the Fund to 2/3 the level of risk of the IPM Program, the Fund will correspondingly be expected to have a similarly limited opportunity to participate in the returns of the IPM Program.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk primarily through its exposure to the IPM Program, which may frequently buy and sell futures and futures-related instruments to rebalance its exposure to various market sectors. Higher portfolio turnover in the IPM Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the IPM Pro- gram. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of an instrument held by the Fund or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance information is shown in this section only when the Fund has had a full calendar year of operations. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s performance information is shown in this section only when the Fund has had a full calendar year of operations.
Equinox IPM Systematic Macro Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15)	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.29%	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 492
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,596
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,998

[1]	The Fund's transfer agent charges this fee for each wire redemption.
[2]	"Other Expenses" do not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Quest Hedging Program (defined below), which is the primary manner in which the Fund intends to implement the Fund's Hedging Strategy. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Quest Hedging Program referenced by such derivative instruments. Such costs, which are not reflected in the Annual Fund Operating Expenses table, are deducted from the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Adviser anticipates that any investment in the Quest Hedging Program through a derivative instrument will indirectly subject the Fund to aggregate counterparty fees and management fees of the Quest Hedging Program of up to 0.60% per annum of the Fund's net assets.
[3]	Equinox Institutional Asset Management, LP ("Equinox" or the "Adviser") has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund until October 31, 2017, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses, and (v) brokerage commissions, do not exceed, on an annual basis, 1.20%, 1.45% and 2.20% of the Fund's average daily net assets for Class I, Class A and Class C shares, respectively (the "Expense Limitation"). This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's operating expenses are below the Expense Limitation amount.
[4]	The Fund commenced operations on September 9, 2013.
[5]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.
[6]	The Fund's transfer agent charges this fee for each wire redemption.
[7]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 1.74% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[8]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees." "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that may provide the Fund with exposure to the IPM Program (as defined below). Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the IPM Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Prior to June 30, 2016, the Fund, through its Subsidiary, utilized a total return swap as the primary manner in which the Fund gained exposure to the IPM Program. As of June 30, 2016, the Fund terminated the total return swap and currently gains exposure to the IPM Program through the Subsidiary's direct investment in futures contracts and futures-related instruments. Estimated counterparty fees for fiscal year ended June 30, 2016 with respect to over-the-counter derivatives are estimated to range between approximately 0.04% (annualized). These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. During the fiscal year ended June 30, 2016, the aggregate weighted average management fees of the IPM Program in which the Subsidiary invested through over-the-counter derivatives, were approximately 1.10% Fund assets. The performance of the Fund is net of all such embedded management fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other over-the-counter derivatives will increase. "Other Expenses" include expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") based on estimated amounts for the current fiscal year. The Fund's investment in the IPM Program through its Subsidiary is also subject to certain derivative trading costs, including brokerage commissions and various exchange fees, which are not included in the calculation of Annual Fund Operating Expenses. The Fund indirectly bears such expenses in the form of reduced returns on its investments.
[9]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," and (v) brokerage commissions, do not exceed, on an annual basis, 1.89% of the Fund's average daily net assets. This expense limitation will remain in effect until October 31, 2017 but can be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The fee table reflects only expense limitations in effect until October 31, 2017. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.